Rights of use of assets (Details) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Total Right-of-use assets	$ 10,677	$ 10,904
Non-current	10,677	10,904
Total right of use assets including non-current	10,677	10,904
Offices Shopping Malls And Ether Rental Properties [Member]
Statement [Line Items]
Total Right-of-use assets	2,066	1,697
Convention center [Member]
Statement [Line Items]
Total Right-of-use assets	$ 8,611	$ 9,207